Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.
The Plan groups its assets measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•Level 1 – Quoted prices in active markets for identical assets. Level 1 includes mutual funds, corporate stocks and self-directed brokerage accounts, which have amounts invested in mutual funds that are Level 1.
•Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets. The Plan had no Level 2 investments during 2025 or 2024.
•Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets. The Plan had no Level 3 investments during 2025 or 2024.
The level in the fair value hierarchy within which the fair value measurement of the asset in its entirety is classified is based on the lowest-level input that is significant to the fair value measurement. If the Plan were to change its valuation inputs for measuring financial assets at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets into or out of Level 3 of the hierarchy based on the new inputs used. During the years ended December 31, 2025 and 2024, there were no transfers of financial assets into or out of Level 3 of the hierarchy.
The following section is a description of the valuation techniques and inputs used by the Plan to measure each major class of assets at fair value. During 2025 and 2024, there were no changes to the valuation techniques used by the Plan to measure fair value. There were no unfunded commitments related to these investments for the years ended December 31, 2025 and 2024.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Corporate stocks: Valued at the last reported sales price of the year in the national security exchange in which the individual securities are traded.
Self-directed brokerage accounts: The investments in the accounts consist solely of mutual funds, which are valued at the daily closing price as reported by the fund. The mutual funds held in the accounts are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held in the accounts are deemed to be actively traded.
Collective investment funds: Valued using the NAV provided by the trustee of the fund. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investment held by the fund less its liabilities.
The following table summarizes the Plan’s investment assets measured at fair value at December 31:

	Level 1	Total
2025
Mutual funds	$1,540,814	$1,540,814
Corporate stocks	782,829,631	782,829,631
Self-directed brokerage accounts	214,188,185	214,188,185
	$998,558,630	998,558,630
Plan investment assets not classified in fair value hierarchy (a):
Collective investment funds (b)		11,073,941,990
Target retirement date		11,054,750,995
Fixed income		19,190,995
Total plan investment assets at fair value		$12,072,500,620

	Level 1	Total
2024
Mutual funds	$602,802	$602,802
Corporate stocks	751,967,667	751,967,667
Self-directed brokerage accounts	120,282,140	120,282,140
	$872,852,609	872,852,609
Plan investment assets not classified in fair value hierarchy (a):
Collective investment funds (b)		9,681,531,580
Target retirement date		9,661,063,039
Fixed income		20,468,541
Total plan investment assets at fair value		$10,554,384,189
(a)These investments are valued based on NAV per unit, as provided by the trustee of the fund as a practical expedient, and have not been classified in the fair value hierarchy. The fair value amounts are provided to reconcile to the Statement of Net Assets Available for Benefits.
(b)There are currently no significant redemption restrictions on these investments.